The Company and key events - The company (Details) € in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) employee subsidiary	Jun. 30, 2021 EUR (€) employee		Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Company Information [Abstract]
Net income for the period	€ 6,303	€ (23,719)	[1]
Total shareholders’ equity	€ 116,333	€ 133,561		€ 107,440	€ 155,976
Number of subsidiaries | subsidiary	1
Number of employees | employee	213	212

[1]	Comparative relating to the six months ended June 30, 2021 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. See note 17 of the interim condensed consolidated financial statements as of June 30, 2022.